UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22494

Ramius IDF LLC
599 Lexington Avenue, 19th Floor
New York, NY  10022
 (Address of principal executive offices)

Ramius Alternative Solutions LLC
599 Lexington Avenue, 19th Floor
New York, NY  10022
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 845-7900

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Item 1.  Reports to Stockholders.

Ramius IDF LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period

December 1, 2011 (Commencement of Operations)

through March 31, 2012
(Including the Financial Statements of the Ramius IDF Master Fund LLC)

Ramius IDF LLC
(a Delaware Limited Liability Company)

For the Period
December 1, 2011 (Commencement of Operations)
through March 31, 2012

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Statement of Assets, Liabilities and Members' Equity	2
Statement of Operations	3
Statements of Changes in Members' Equity - Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-10
Fund Management (unaudited)	11-12
Other Information (unaudited)	13

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of Ramius IDF LLC:

In our opinion, the accompanying statement of assets and liabilities and members' equity and the related statements of operations and of changes in members' equity - net assets and the financial highlights present fairly, in all material respects, the financial position of Ramius IDF LLC (the "Fund") at March 31, 2012, and the results of its operations, the changes in its members' equity - net assets and the financial highlights for the period December 1, 2011 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
May 30, 2012

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (646) 471 8320, www.pwc.com/us

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity- March 31, 2012

Assets
Investments in Ramius IDF Master Fund LLC, at fair value (cost $6,600,000)	$6,602,460
Cash	17,079

Total Assets	$6,619,539

Liabilities
Management Fees payable	$8,230
Audit Fees payable	15,000
Directors' Fees payable	5,278
Administration Fees payable	4,333

Total Liabilities	32,841

Members' Equity - Net Assets	6,586,698

Total Liabilities and Members' Equity	$6,619,539

Members' Equity - Net Assets consists of:
Members' Equity Paid-in	$6,635,467
Accumulated net investment loss	(124,949)
Accumulated net unrealized appreciation on investments	76,180

Total Members' Equity - Net Assets	$6,586,698

The accompanying notes are an integral part of these Financial Statements.

2

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Operations
Period from Commencement of Operations - December 1, 2011 through March 31, 2012

Operating Expenses
Management Expense	$10,994
Admin Expense	17,041
Audit Expense	15,000
Directors' Expense	5,278
Other Expenses	2,916
Total Operating Expenses	51,229

Net Expenses	51,229

Expenses Allocated from Ramius IDF Master Fund LLC	(73,720)
Total Investment Loss Allocated from Ramius IDF Master Fund LLC	(73,720)

Net Investment Loss	(124,949)

Net Change in Unrealized Appreciation on Investments Allocated from Ramius IDF Master Fund LLC
Net change in accumulated unrealized appreciation on:
Investments	76,180

Net Decrease in Members' Equity - Net Assets Derived From Operations	$(48,769)

The accompanying notes are an integral part of these Financial Statements.

3

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity - Net Assets
Period from the Commencement of Operations - December 1, 2011 through March 31, 2012

Members'
Equity

Members' Equity at December 1, 2011	$-
Equity contributions	6,635,467
Net investment loss	(124,949)
Net change in accumulated unrealized apreciation on investments
76,180

Members' Equity at March 31, 2012	$6,586,698

The accompanying notes are an integral part of these Financial Statements.

4

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
Period from the Commencement of Operations - December 1, 2011 through March 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in Members' Equity - Net Assets Derived from Operations	$(48,769)
Adjustments to reconcile Net Decrease in Members' Equity - Net Assets Derived from
Operations to net cash used in operating activities:
Net change in accumulated unrealized apreciation on Investments Allocated from Ramius IDF Master Fund LLC	(76,180)
Total Investment Loss Allocated from Ramius IDF Master Fund LLC	73,720
Purchases of Interests in Ramius IDF Master Fund LLC	(6,600,000)
Increase in Audit fees payable	15,000
Increase in Management fees payable	8,230
Increase in Directors' fees payable	5,278
Increase in Administration fees payable	4,333

Cash Used in Operating Activities	(6,618,388)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' equity contributions	6,635,467

Cash Provided by Financing Activities	6,635,467

Net change in cash	17,079

Cash at beginning of period	-

Cash at End of Period	$17,079

The accompanying notes are an integral part of these Financial Statements.

5

Ramius IDF LLC
(a Delaware Limited Liability Company)
Financial Highlights

	Period from Commencement of Operations - December 1, 2011 through March 31, 2012

Total Return(1)	(0.73	)%(2)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	6,587

Net investment loss to average net assets(3)	(5.69)%
Ratio of net expenses to average net assets(3)(4)	5.69%

(1)	Not Annualized
(2)
Total return assumes a purchase of an interest in the Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

(3)	Annualized
(4)	The ratio reflects the direct expenses and includes the expenses allocated from Ramius IDF Master Fund LLC.

The accompanying notes are an integral part of these Financial Statements.

6

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012

1.	Organization

Ramius IDF LLC (the "Fund") is a limited liability company that is organized under the laws of the State of Delaware on September 22, 2010 and commenced operations on December 1, 2011.  The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.  To achieve its objective, Ramius IDF LLC (the “Feeder”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Ramius IDF Master Fund LLC (the “Master Fund”) and has become a member of the Master Fund.  Investors who purchase limited liability company interests in the Fund, and other persons who acquire Interests and are admitted to the Fund (“Members”) by its Board of Managers ("the Board"), will become members of the Fund.  Interests are being offered solely to institutional investors that are life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by such participating insurance companies.  Ramius Alternative Solutions LLC (the “Adviser”) serves as the investment adviser of the Master Fund and the management services provider of the Fund.

The Master Fund is a fund of hedge funds and pursues its investment objective through a multi-manager, multi-strategy investment program in which assets of the Master Fund are allocated to investment funds ("Investment Funds") managed by alternative asset managers that are private investment funds which are not registered under the 1940 Act and primarily invest or trade using investment strategies that may include, but will not be limited to: equity- and credit-based directional, hedged and trading styles (which may include emerging markets); convertible/capital structure arbitrage; event-driven investing with respect to equity securities and distressed debt; fixed income relative value strategies and arbitrage; and discretionary global macro and commodity investments, including the use of futures and forward contracts traded on exchanges and in over-the-counter markets.

The Fund’s Board of Managers has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.  The Board has engaged the Adviser to manage the day-today operations of the Fund.

The percentage of the Master Fund’s beneficial interests owned by the Fund at March 31, 2012, was 56.9%.  The financial statements of the Master Fund are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with United States generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

The Fund computes its net asset value as of the last business day of each "fiscal period".  Such computation is expected to occur on a monthly basis and other times at the Board’s discretion.  The method by which the Fund values the investment in the Master Fund is based on the ownership interests of the Master Fund’s net asset value allocated to the Fund.   The Master Fund values interests in the Investment Funds at fair value in accordance with procedures established by the Board.  Investment Funds are subject to the terms of their respective offering documents. Valuations of Investment Funds are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.

7

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

c. Allocations from the Master Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from the Master Fund.

d. Income Taxes

For U.S. Federal income tax purposes, the Fund is treated as a partnership, and each Member in the Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund.  Accordingly, no federal, state or local income taxes are paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions.  The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.  As of and during the year ended March 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interests and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.

The Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates.  In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable.

For the period ended March 31, 2012, cost of purchases and proceeds from sales of the Master Fund amounted to $6,600,000 and 0, respectively, for the Fund.

e. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund is recognized on an accrual basis.  Expenses that are specifically attributed to the Fund are accrued and charged to the Fund.  Because the Fund bears its proportionate share of the advisory fees of the Master Fund, the Fund pays no direct advisory fee to the Adviser.  Income and expenses are recorded on an accrual basis.

f. Cash and Cash Equivalents

The Fund may invest in fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances.  Currently, the Fund does not hold any cash equivalents.

g. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period.  Actual results can differ from those estimates.

8

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

h. Recently Issued Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and the International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU No. 2011-11 will have on the financial statement disclosures.

3.	Fair Value Measurements

The Fund records its investment in the Master Fund at fair value.  The Master Fund, in which the Fund invests, is considered a Level 3 security as defined under fair valuation accounting standards.  The Master Fund’s disclosure of investments under the three-tier hierarchy, and the definition of each category, is discussed in the Notes to the Master Fund’s financial statements.

4.	Allocation of Members’ Equity

Net profits or net losses of the Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members.  Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which interests are purchased, (4) a day on which Interests are repurchased by the Fund pursuant to tenders of Interests by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

5.	Subscription for and Repurchase of Interests

Interests are generally offered for purchase as of the first day of each calendar month, but may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Interests from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board.  In determining whether the Fund should offer to repurchase Interests, the Board considers whether the Master Fund is making a contemporaneous repurchase offer for interests in the Master Fund, as well as a variety of other operational, business and economic factors.  The Adviser anticipates recommending to the Master Fund Board that, under normal circumstances, the Master Fund conducts repurchase offers quarterly on or about each January 1st, April 1st, July 1st and October 1st.  It is anticipated that the Fund will generally conduct repurchase offers contemporaneously with repurchase offers conducted by the Master Fund.

6.	Related Party Transactions

The Ramius Alternative Solutions LLC provides various management and administrative services to the Fund pursuant to a

9

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

management agreement with the Fund (the "Management Agreement").  These services include, among other things:  providing office space, telephone and utilities; maintaining and preserving those books and records of the Fund not maintained by the Fund's administrator, accounting agent or custodian; assisting in the preparation of regulatory filings with the Commission and state securities regulators and other Federal and state regulatory authorities; supervising the entities which are retained by the Fund to provide administration, custody and other services to the Fund; reviewing and arranging for payment of the expenses of the Fund; preparing reports to and other informational materials for members and assisting in the preparation of proxy statements and other member communications; and coordinating and organizing meetings of the Board and meetings of Members.   In consideration of the services provided by the Adviser pursuant to the Management Agreement, the Fund will pay the Adviser a fee computed at the monthly rate of 0.0417% (0.50% on an annualized basis) of the net assets of the Fund determined as of the first business day of each calendar month (including the amount of any capital contributions to the Fund made as of such date), which fee shall be due and payable in arrears within five business days after the end of each fiscal quarter (the "Management Fee").

UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services.  For these services the Administrator receives a fixed monthly fee, basis points on net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses.  For the period ended March 31, 2011, the Fund paid $23,168 in administration and accounting fees.

7.	Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The Master Fund invests substantially all of its available capital in Investment Funds.  These investments are generally restricted securities that are subject to holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years.  No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Fund is provided in the Master Fund’s Financial Statements and the Confidential Private Placement Memorandum.

8.	Contingencies and Commitments

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

9.	Subsequent Events

The Fund has evaluated all subsequent events through the date the financial statements were available to be issued, and except as noted below, has determined that no additional disclosures are required.  Effective April 1, 2012 and May 1, 2012, there were no additional capital contributions to the Fund.

10

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (unaudited) (continued)

Information regarding each of the Managers and officers of the Master Fund, including their principal occupations during the past five years, is set forth in the chart below, as well as their biographies in the paragraphs following the chart.  The business address of each Manager and officer is c/o Ramius IDF Master Fund LLC, 599 Lexington Avenue, 19th Floor, New York, NY 10022.

NAME, YEAR OF BIRTH AND POSITION WITH THE COMPANY	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY MANAGER1	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Disinterested Managers
Stephen C. Roussin (Born in 1963) Manager	Term – Indefinite; Length – Since June, 2011	Campbell & Co., President (June 2011 - present) UBS Wealth Management, Managing Director, Head of Investment Solutions (2004 through 2009)	2	N/A
Jonas B. Siegel (Born in 1943) Manager	Term – Indefinite; Length – Since June, 2011	Retired Granite Capital International Group, L.P., Managing Director, Chief Administrative Officer and Chief Compliance Officer ("CCO") (1994-2011) Granum Series Trust, Vice President, Secretary, Treasurer and CCO (1997-2007) Granum Securities, LLC, President, Chief Administrative Officer and CCO (1997-2007)	2
Independent Trustee
of Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies);
Independent Trustee of Gottex Multi-Alternatives Fund complex (three closed-end investment
companies)

Member of the Board
of Trustees, Trust for
Professional Managers (open-end management
investment company)

Interested Managers
Thomas W. Strauss2 (Born in 1942) Manager	Term – Indefinite; Length – Since June, 2011	CEO and President of Ramius LLC RCG Holdings LLC (f/k/a Ramius LLC), Managing Member (1995 through 2009)	2	N/A

11

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued) (unaudited)

Officers who are not Managers
Vikas Kapoor (Born in 1971) Co-Chief Executive Officer	Term – Indefinite; Length – Since June, 2011	Ramius Alternative Solutions LLC, Managing Director and Head of Portfolio Construction and Risk Management Arden Asset Management, Managing Director	N/A	N/A
Stuart Davies (Born in 1969) Co-Chief Executive Officer	Term – Indefinite; Length – Since June, 2011	Ramius Alternative Solutions LLC, Managing Director and Chief Investment Officer Ivy Asset Management, Managing Director and Global Head of Investments	N/A	N/A
Joseph McLaughlin (Born in 1959) Chief Financial Officer	Term – Indefinite; Length – Since June, 2011	Ramius Alternative Solutions LLC, Director and the Controller and Treasurer	N/A	N/A
Brian Ferko (Born in 1971) Chief Compliance Officer	Term – Indefinite; Length – Since June, 2011	Aberdeen Asset Management Inc, Head Compliance US and Chief Compliance Officer	N/A	N/A

1	The Fund Complex also includes the Master Fund.
2	Manager is an "interested person" (as defined by the 1940 Act) of the Company.

The Managers serve for terms of indefinite duration.  A Manager's position in that capacity will terminate if the Manager is removed, resigns or is subject to various disabling events such as death, incapacity or bankruptcy.  A Manager may resign at any time (upon prior written notice to the other Managers), and may be removed either by vote of two-thirds (2/3) of the Managers not subject to the removal vote or by a vote of Members holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all Members.  In the event of any vacancy in the position of a Manager, the remaining Managers may appoint an individual to serve as a Manager so long as immediately after the appointment at least two-thirds (2/3) of the Managers then serving have been elected by Members.  The Board may call a meeting of Members to fill any vacancy in the position of a Manager, and must do so within 60 days after any date on which Managers who were elected by Members cease to constitute a majority of the Managers then serving.

12

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued) (unaudited)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-800-SEC-0330 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Company’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

13

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Financial Statements
For the Period
December 1, 2011 (Commencement of Operations)
through March 31, 2012

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
For the Period
December 1, 2011 (Commencement of Operations)
through March 31, 2012

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-3
Statement of Assets, Liabilities and Members' Equity	4
Statement of Operations	5
Statements of Changes in Members' Equity - Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9-17
Fund Management (unaudited)	18-19
Other Information (unaudited)	20-21

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of Ramius IDF Master Fund LLC:

In our opinion, the accompanying statement of assets and liabilities and members' equity, including the schedule of investments, and the related statements of operations and of changes in members' equity - net assets and the financial highlights present fairly, in all material respects, the financial position of Ramius IDF Master Fund LLC (the "Fund") at March 31, 2012, and the results of its operations, the changes in its members' equity -net assets and the financial highlights for the period December 1, 2011 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of investments at March 31, 2012 by correspondence with the underlying investment funds, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
May 30, 2012

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (646) 471 8320, www.pwc.com/us

Ramius IDF Master Fund LLC
Schedule of Investments - March 31, 2012

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY
Percentages are as follows:

Investments in Investment Funds - 88.4%	Cost	Fair Value	% of Members' Equity-Net Assets	Liquidity
Credit Based
Brigade Leveraged Capital Structures Fund, LP (a)	$600,000	$612,570	5.3%	(d)
Chatham Asset Partners High Yield Fund, LP (a)	500,000	511,420	4.4%	(d)
Claren Road Credit Partners, LP (a)	600,000	573,262	4.9%	(d)
Mast Credit Opportunities I, LP (a)	500,000	478,069	4.1%	(b) (d)
One William Street Capital Partners, LP (a)	500,000	527,536	4.6%	(b) (d)
Total Credit Based Funds	2,700,000	2,702,857	23.3%

Ramius IDF Master Fund LLC
Schedule of Investments - March 31, 2012 (continued)

Investments in Investment Funds - 88.4% (continued)	Cost	Fair Value	% of Members' Equity-Net Assets	Liquidity
Event Driven
Jet Capital Concentrated Fund, LP (a)	$500,000	$507,264	4.4%	(b) (c)
Luxor Capital Partners, LP (a)	600,000	624,103	5.4%	(d)
Trian Partners, LP (a)	500,000	507,821	4.4%	(d)
Total Event Driven Funds	1,600,000	1,639,188	14.2%

Global Macro
Caxton Global Investments (USA) LLC (a)	600,000	612,774	5.3%	(d)
Comac Global Macro Fund, LP (a)	500,000	478,195	4.1%	(c)
Prologue Delaware Feeder Fund, LP (a)	600,000	623,947	5.4%	(d)
Total Global Macro Funds	1,700,000	1,714,916	14.8%

Hedged Equity		Fair Value
Alydar Fund, LP (a)	500,000	510,109	4.4%	(d)
Ascend Partners Fund II, LP (a)	600,000	604,849	5.2%	(c)
Atlas Institutional Fund, LLC (a)	800,000	798,693	6.9%	(d)
Criterion Horizons Fund, LP (a)	600,000	620,412	5.4%	(c)
Three Bridges Europe Fund, LP (a)	500,000	528,775	4.6%	(c)
Total Hedged Equity Funds	3,000,000	3,062,838	26.5%

Multi-Strategy
AQR Delta Fund II, LP (a)	600,000	595,189	5.1%	(c)
Double Black Diamond, LP (a)	500,000	518,567	4.5%	(b) (d)
Total Multi-Strategy Funds	1,100,000	1,113,756	9.6%
Total Investments in Investment Funds (cost $10,100,000)		10,233,553	88.4%
Other Assets in Excess of Liabilities		1,341,388	11.6%
Members' Equity		$11,574,941	100.0%

(a)	Non-income producing.
(b)	The Portfolio Fund has a lock-up period that expires on 11/30/2012.
(c)	The Investment Fund has monthly liquidity.
(d)	The Investment Fund has quarterly liquidity.

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - March 31, 2012

Assets
Investments in Investment Funds, at fair value (cost $10,100,000)	$10,233,553
Cash	727,291
Advance Investment Fund Contribution	700,000

Total Assets	$11,660,844

Liabilities
Advisory Fees payable	$21,617
Audit Fees payable	30,000
Compliance Fees payable	12,000
Administration Fees Payable	10,667
Custody Fee payable	7,666
Directors' Fees payable	3,953

Total Liabilities	85,903

Members' Equity - Net Assets	11,574,941

Total Liabilities and Members' Equity	$11,660,844

Members' Equity - Net Assets consists of:
Members' Equity Paid-in	$11,570,628
Accumulated net investment loss	(129,240)
Accumulated net unrealized appreciation on investments	133,553

Total Members' Equity - Net Assets	$11,574,941

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Operations
Period from Commencement of Operations - December 1, 2011 through March 31, 2012

Operating Expenses
Advisor Expense	$28,848
Administration Expense	41,500
Audit Expense	30,000
Compliance Expense	12,000
Directors' Expense	3,953
Custody Expense	7,667
Other Expenses	5,272
Total Operating Expenses	129,240

Net Expenses	129,240

Net Investment Loss	(129,240)

Net Change in Unrealized Appreciation on Investments
Net change in accumulated unrealized appreciation on:
Investments	133,553

Net Change in Unrealized Appreciation on Investments	133,553

Net Increase in Members' Equity - Net Assets Derived From Operations	$4,313

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity - Net Assets
Period from the Commencement of Operations - December 1, 2011 through March 31, 2012

Members'
Equity

Members' Equity at December 1, 2011	$-
Equity contributions	11,570,628
Net investment loss	(129,240)

Net change in accumulated unrealized apreciation on investments	133,553

Members' Equity at March 31, 2012	$11,574,941

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
Period from the Commencement of Operations - December 1, 2011 through March 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity - Net Assets Derived from Operations	$4,313
Adjustments to reconcile Net Increase in Members' Equity - Net Assets Derived from
Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on Investments	(133,553)
Purchases of Interests in Investment Funds	(10,800,000)
Increase in Audit fees payable	30,000
Increase in Advisory fee payable	21,617
Increase in Compliance fee payable	12,000
Increase in Administration fees payable	10,667
Increase in Custody fee payable	7,666
Increase in Directors' fees payable	3,953

Cash Used in Operating Activities	(10,843,337)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' equity contributions	11,570,628

Cash Provided by Financing Activities	11,570,628

Net change in cash	727,291

Cash at beginning of period	-

Cash at End of Period	$727,291

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Financial Highlights

Period from Commencement of
Operations - December 1, 2011 through
March 31, 2012

Total Return(1)	0.04%(2)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	11,575

Net investment loss to average net assets(3)	(3.36)%
Ratio of net expenses to average net assets(3) (4)	3.36%

Portfolio Turnover(1)	0.00%

(1)	Not Annualized
(2)
Total return assumes a purchase of an interest in the Company on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

(3)	Annualized
(4)	Ratio does not include expenses or performance incentive fees or allocation borne indirectly through investment in the investment funds.

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012

1.	Organization

Ramius IDF Master Fund LLC (the "Master Fund") is a limited liability Company that is organized under the laws of the State of Delaware on September 22, 2010 and commenced operations on December 1, 2011.  The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment Company.  The Master Fund’s investment objective is to seek capital appreciation with low volatility and low correlation with equity/fixed income markets.

The investment adviser of the Master Fund is Ramius Alternative Solutions LLC (the “Adviser”).  The Master Fund is a master investment portfolio in a master-feeder structure.  Ramius IDF LLC “(the “Feeder Fund”) invests substantially all of its assets, directly or indirectly, in the limited liability Company interests (“Interests”) of the Master Fund and has become a member of the Master Fund.  Investors who purchase Interests in the Master Fund, and other persons who acquire Interests and are admitted to the Master Fund (“Members”) by its Board of Managers ("The Board"), will become members of the Master Fund.  Interests are being offered solely to institutional investors that are life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by such participating insurance companies.  The percentage of the Interests owned by the Feeder Fund at March 31, 2012, was 56.9%.

The Master Fund is a fund of hedge funds and pursues its investment objective through a multi-manager, multi-strategy investment program in which assets of the Master Fund are allocated to investment funds ("Investment Funds") managed by alternative asset managers that are private investment funds which are not registered under the 1940 Act and primarily invest or trade using investment strategies.  These strategies may include, but will not be limited to: equity- and credit-based directional, hedged and trading styles (which may include emerging markets); convertible/capital structure arbitrage; event-driven investing with respect to equity securities and distressed debt; fixed income relative value strategies and arbitrage; and discretionary global macro and commodity investments, including the use of futures and forward contracts traded on exchanges and in over-the-counter markets.

The Board of Managers has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to manage the day-today operations of the Fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with United States generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

The Master Fund computes its net asset value as of the last business day of each "fiscal period".  Such computation is expected to occur on a monthly basis and other times at the Board’s discretion in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each fiscal period-end ordinarily will be the value determined as of such fiscal period end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time to the Master Fund. As a general matter, the fair value of the Master Fund’s interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund’s interest were withdrawn at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable.  The Master Fund, as a practical expedient, measures

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

the fair value of an investment in Investment Funds on the basis of net asset value per share (or its equivalent).  In the event that an Investment Fund does not report a fiscal period-end value to the Master Fund on a timely basis, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Master Fund values its portfolio.

Prior to investing in any Investment Fund, the Adviser conducts a due diligence review of the valuation methodology utilized by the Investment Fund, which as a general matter utilizes market values when available and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with industry practice and compatible with the valuation methods used by the Master Fund for valuing its own investments.  Prior to investing in any Investment Fund, the Adviser also confirms that the Investment Fund is obligated to inform its investors, in a timely fashion, of any material changes to its valuation methodology.

The Master Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio.  The Adviser considers such information and may conclude in certain circumstances that the information provided by the Investment Manager of an Investment Fund does not represent the fair value of the Master Fund’s interests in the Investment Fund.  All of the Master Fund’s investments in Investment Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration by management of factors that may be subjective.  If, based on relevant information available to the Adviser at the time the Master Fund values its portfolio, the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund’s interests in the Investment Fund, the Adviser will take steps to recommend a fair value for the Master Fund’s interests in the Investment Fund to the Board of Managers for its consideration.

The Investment Funds generally record their investments at fair value in accordance with GAAP.  The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value.  Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition.  The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Investment Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Master Fund, its estimated value may differ significantly from the value that would have been used had a ready market for the Fund existed, and the differences could be material.  Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Master Fund.

c. Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes Members will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions.  The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.  As of and during the year ended March 31, 2012, the Master Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interests and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Master Fund did not incur any interest or penalties.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

The Master Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable.  Purchases of investments in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund.  Sales are recorded as of the last day of legal ownership or participation in a Portfolio Fund.  For the period ended March 31, 2012, cost of purchases and proceeds from sales of Investment Funds amounted to $10,100,000 and 0, respectively, for the Master Fund.

d. Investment Income and Realized and Unrealized Gains and Losses

The Master Fund initially records distributions of cash or in-kind securities from Investment Funds at fair value based on the information from distribution notices when distributions are received.  Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distribution, from the Investment Funds. Unrealized depreciation on investments, within the Statement of Operations, includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains, and the Master Fund’s share of undistributed net investment income or (loss) from Investment Funds for the relevant period.

e. Master Fund Expenses

The Master Fund bears all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; including a notable share of the fees, expenses and incentive allocations/fees of the Investment Funds in which it invests; fees payable to the Investment Adviser (See Note 6), legal fees; accounting, auditing, and tax preparation fees; administration and custodial fees; costs of insurance; fees of Members of the Board who are not employed by the Investment Adviser; expenses of meetings of the Board and meetings of Members of the Master Fund.  Expenses of the Investment Funds are not included in the expenses on the Statement of Operations.

f. Cash and Cash Equivalents

The Master Fund may invest in fixed-income securities, money market instruments, and money market mutual funds, or hold cash in such amounts as the Adviser deems appropriate under the circumstances.  Currently, the Fund does not hold any cash equivalents.

g. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period.  Actual results can differ from those estimates.

h. Recently Issued Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and the International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Master Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU No. 2011-11 will have on the financial statement disclosures.

3.	Fair Value Measurements

As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
•  Level 2 – other significant observable inputs or investments that can by fully sold or redeemed at the net asset value in the “near term”.
•  Level 3 – significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days.

The Master Fund’s investments consist primarily of investments in Investment Funds.  The Investment Funds calculate net asset value per share (or its equivalent member units or ownership interest in partners’ capital).  The classification level within the fair value hierarchy is determined by the Master Fund’s ability to withdraw its capital from an Investment Fund at net asset value per share (or its equivalent) at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Master Fund’s perceived risk of that investment.

The following is a summary of the inputs used to value the Master Fund’s net assets as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Investment Funds*	$-	$8,202,117	$2,031,436	$10,233,553
Total	$-	$8,202,117	$2,031,436	$10,233,553

*Please see the Schedule of Investments for Investment Funds’ Classifications

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following table includes a roll-forward of the amounts for the year ended March 31, 2012 for the investments classified within Level 3.  The classification of an investment within Level 3 is based on the unobservable inputs to the overall fair value measurement.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

Investments	Balance as of December 1, 2011	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Transfer In	Balance as of March 31, 2012
Investment Funds	$-	$-	$31,436	$2,000,000	$-	$-	$2,031,436
Total Investments	$-	-	$31,436	$2,000,000	$-	$-	$2,031,436

The Master Fund has $10,233,553 of investments in Investment Funds which are reported at fair value.  The Master Fund did not have any transfers into or out of Levels 1, 2 and 3.

Ramius IDF Master Fund LLC - Liquidity Terms

Investment Category	Fair Value	Redemption Frequency	Notice Period	Redemption Restriction Terms
Credit Based(a)	$ 2,702,856.57	Quarterly	45-90 Days	0-3 Years; Up to 5% redemption fee
Event Driven(b)	1,639,187.67	Monthly-Quarterly	30-90 Days	0-1 Year; no redemption fee
Global Macro(c)	1,714,915.91	Monthly-Quarterly	45-80 Days	0-1 Year; Up to 2% redemption fee
Hedged Equity(d)	3,062,837.65	Monthly-Quarterly	30-65 Days	0-1 Year; Up to 4% redemption fee
Multi-Strategy(e)	1,113,755.51	Monthly-Quarterly	60 Days	0-1 Year; no redemption fee

*The information summarized in the preceding table represents the general terms for the specified asset class.  Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most of the Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.  Additional details on the terms and restrictions for each Investment Fund are included on the Schedule of Investments included with this report.  The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for each security, and for the Investment Funds would generally be NAV as provided by the Investment Fund or its administrator.

(a)Credit-Based:  This strategy aims to generate return via positions in the credit-sensitive sphere of the fixed income markets. The strategy generally involves the purchase of corporate bonds with hedging of the interest exposure.  Investment Managers can generally purchase any type of security in the capital structure, including companies suffering financial distress.  These instruments can include a myriad of securities such as corporate bonds, mortgages, suppliers' claims and bank loans.  Credit and other derivatives are used to establish the portfolio and for hedging purposes.  The portfolios in this strategy normally have low interest rate exposure.  Leverage tends to be low to moderate.  The same investment styles employed with equity-based strategies (directional, hedged and opportunistic trading) are used with respect to fixed-income securities by such Investment Managers, except that the underlying securities and other instruments employed are largely debt/fixed-income rather than equity securities.

Both the equity-based and credit-based Investment Funds described above may invest a percentage of their assets outside the U.S. or may concentrate their investments in a particular region, sector or industry, or in companies of a specific market capitalization size.  Investment Managers may lean toward or utilize exclusively a growth or value orientation, while others may employ a combination of growth and value orientation in selecting securities.  Investment Funds that invest in emerging markets incorporate equity and/or credit based investment strategies in the underlying equity and credit markets, including

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

sovereign fixed income markets of developing countries.  The investment styles employed across such countries can include directional hedged and to a lesser degree trading based investment styles.

(b) Event-Driven Funds: This category includes Investment Managers employing strategies that involve investing in opportunities created by significant corporate events, such as mergers, acquisitions or other special situations which alter a company's financial structure or operating strategy: restructuring, liquidations, spin-offs, etc.  Risk management and hedging techniques are employed to protect the portfolio from deals that fail to materialize.  In addition, accurately forecasting the timing of a transaction is an important element impacting the realized return.  The use of leverage may vary considerably.  The two broad categories investments will be made are equity orientated and debt orientated event-driven investments.  Positions may be taken in related securities of different companies or in different securities of the same issuer (such as equity/fixed-income securities or different types of fixed-income securities) for the purpose of arbitraging differences in their respective prices.

(c) Discretionary Global Macro Hedge Funds: This category includes Investment Funds that typically make leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange currencies and commodities.  Global macro Investment Managers typically employ a "top-down" global approach and may invest in any market, using any instrument to participate in expected market movements.  These movements may result from forecasted shifts in world economics, political fortunes or global supply and demand for resources, both physical and financial.  Global macro Investment Managers generally create their investment positions by investing in stocks, bonds, futures, options, swaps, currencies and over-the-counter derivatives.  The "discretionary" style is meant to differentiate this subjective approach from a systematic trading approach such as those followed by commodity trading advisors ("CTAs") in connection with futures contracts in areas such as precious metals (gold, silver), grains (soybeans, corn, wheat), equity indexes (S&P futures, Dow futures, NASDAQ 100 futures), soft commodities (cotton, cocoa, coffee, sugar) as well as foreign currency and U.S government bond futures.  CTAs' trades are rules- or strictly quantitatively-based, and are executed predominantly in futures and forward contracts.  Among other things, CTAs can be differentiated by the use of technical and/or fundamental inputs, the frequency of the trading approach, the level of leverage utilized, and the markets traded.  The discretionary global macro strategy typically employs macroeconomic principles as well as price-orientated information to identify dislocations in asset prices on a global basis.  Trades are generally classified as either outright directional or relative value in nature.

As noted above, the Investment Managers with which the Company invests may use leverage.  In addition, the Company may borrow funds on a secured or unsecured basis, primarily to provide liquidity as further described below.  Under normal market conditions, the Company intends to invest the majority of its total assets in Investment Funds.  Although it does not currently intend to do so, the Company also may invest a portion of its assets directly pursuant to investment advisory agreements, granting the Investment Managers discretionary investment authority on a managed account basis.  In addition, to facilitate the efficient investment of the Company's assets, separate Investment Funds, which would be managed by one or more Investment Managers, may be created by the Company.  Generally, with respect to any such Investment Fund, the applicable Investment Manager will serve as general partner and the Company will be the sole limited partner.  Investment Managers who manage assets directly for the Company on a managed account basis or through such separate Investment Funds are collectively referred to as "Subadvisers," and the accounts and Investment Funds managed by Subadvisers are collectively referred to as "Subadvisory Accounts."  Retention of a Subadviser will require approval of the Board of Managers and of a majority (as defined in the 1940 Act) of the Company's outstanding voting securities; provided, that contract owners and policy holders will not have the right to approve the retention of a Subadviser or hold any other voting rights with respect to the Feeder Fund or the Company.

(d)Equity Based: Investment Funds where the Investment Managers construct portfolios consisting of long and short equity positions across global equity markets, with a strong focus on capital preservation and alpha generation, and with leverage commonly employed.  The Investment Manager's stock picking ability, on both the long and the short side, is key to the success of these Investment Funds.  The short positions may be opportunistic or instituted solely for hedging purposes.  Individual stock options may be used in place of a short equity position and equity index options may be used as a portfolio hedge. This classification is very broad, and key factors driving investment performance vary with each investment style as

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

does the expected rate of change in market exposures employed by the Investment Manager.  The dominant investment style that Investment Managers of the Company are expected to employ is described below.

•
Hedged Investment Style - This style is more flexible in the rate of change that such Investment Managers make to the gross and net exposure of their underlying portfolios. A stable and significant degree of dispersion across securities is an important driver of return across an Investment Manager's gross portfolio exposure.

(e) Multi-strategy funds generally specialize in convertible bond arbitrage, fixed income arbitrage, distressed securities, event driven and merger arbitrage.  Depending on the opportunities offered by the markets, the fund manager decides which percentage of their capital they intend allocating to the single strategies: this way the fund manager can seek to capture multiple opportunities, without having to invest along a specific strategy that under given market circumstances could prove unprofitable. Another advantage brought by multi-strategy is the diversification of return sources across multiple strategies.

In addition to the above strategies, some multi-strategy funds allocate part of their capital to long/short equity, statistical arbitrage and other minor strategies, like PIPEs or energy trading.

4.	Allocation of Members’ Equity

The net profits or net losses of the Master Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or unrealized depreciation of securities positions) are credited to or debited against the capital accounts of Members at the end of each fiscal period in accordance with their respective investment percentages for the period.  Each Member's investment percentage is determined by dividing as of the start of a fiscal period the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

5.	Subscription for and Repurchase of Interests

The Master Fund accepts initial and additional subscriptions for Interests as of the first day of each month.  All subscriptions are subject to the receipt by the Master Fund of cleared funds prior to the applicable subscription date in the full amount of the subscription.  The Master Fund reserves the right to reject any subscription for Interests and may, in its sole discretion, suspend the offering of subscriptions for Interests at any time.

The Master Fund will from time to time offer to repurchase Interests pursuant to written tenders by Members.  Repurchase offers will be made at such times and in such amounts as may be authorized by the Board, in its sole discretion.  The Board will consider the following factors, among others, in making this determination:  (i) whether Members have requested that the Master Fund repurchase their Interests or portions thereof; (ii) the liquidity of the Master Fund's assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Master Fund; (iv) the relative economies of scale with respect to the size of the Master Fund; (v) the history of the Master Fund in repurchasing Interests or portions thereof; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Interests or portions thereof.

In determining whether to authorize such a repurchase of  Interests and the terms of such an offer, the Board will also consider all pertinent factors, including whether any Investors have a need to withdraw capital from the Master Fund to pay benefits under variable annuity contracts as a result of premium payments, surrender and transfer requests, or transaction requests from the owners of variable annuity contracts (or their annuitants or beneficiaries).  The Board will also consider the recommendations of the Adviser.  The Adviser expects that generally it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, based on the value of Interests determined as of the end of each calendar quarter.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

6.	Advisory Fees, Directors’ Fees and Expenses of Managers

Pursuant to an investment advisory agreement between the Master Fund and the Adviser (the "Advisory Agreement"), the Adviser is responsible for developing, implementing and supervising the Master Fund's investment program and providing day-to-day management services to the Master Fund.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Master Fund pays the Adviser a fee computed at the monthly rate of 0.0625% (0.75% on an annualized basis) of the net assets of the Master Fund determined as of the first business day of each calendar month (including the amount of any capital contributions to the Master Fund made as of such date), which fee is due and payable in arrears within five business days after the end of each fiscal quarter (the "Advisory Fee").

Each Member of the Board who is not an “interested person,” as defined by the 1940 Act, of the Master Fund (collectively, the “Independent Managers”) is paid an annual retainer in the aggregate amount of $15,000 divided evenly between the Master Fund and the Feeder Fund.  The Master Fund also reimburses the Independent Managers for their reasonable out-of-pocket expenses.

7.	Administration Agreement

The Master Fund has retained J.D. Clark & Co., Inc. to provide various administration services to the Master Fund, including fund accounting, investor accounting, and taxation services.  In consideration for these services, the Master Fund pays the Administrator a quarterly fee of $4,250 ($17,000 annually).  The Administrator also serves as the transfer agent for Interests.

8.	Investment Transactions

The cost of purchases of Investment Funds and proceeds from the redemptions of Investment Funds were $10,100,000 and $0, respectively, for the period ended March 31, 2012.

9.	Contingencies and Commitments

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Master Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.  However, based on experience, the Master Fund expects the risk of loss to be remote.

The Company Agreement provides that a Manager shall not be liable to the Company or any of the Members for any loss or damage occasioned by any act or omission in the performance of the Manager's services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Manager's office.  The Company Agreement also contains provisions for the indemnification, to the extent permitted by law, of a Manager by the Company (but not by the Members individually) against any liability and expense to which the Manager may be liable which arise in connection with the performance of the Manager's activities on behalf of the Company.  Managers shall not be personally liable to any Member for the repayment of any positive balance in the Member's capital account or for contributions by the Member to the capital of the Company.  The rights of indemnification and exculpation provided under the Company Agreement shall not be construed so as to provide for indemnification of a Manager for any liability (including liability under Federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Company Agreement to the fullest extent permitted by law.

10.	Risk Factors

The Master Fund's investment program is speculative and entails substantial risks.  There can be no assurance that the Master Fund's investment objective will be achieved.  The Master Fund's performance depends upon the performance of the Investment Funds with which the Master Fund invests, and the Adviser's ability to select, allocate and reallocate effectively

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (continued)

the Master Fund's assets among them.  Use of leverage, short sales and derivative transactions by an Investment Fund can, in certain circumstances, result in significant losses.  The value of an investment in the Master Fund will fluctuate with changes in the values of the Master Fund's investments.

Interests in the Master Fund provide limited liquidity because Members will not be able to redeem Interests on a daily basis due to the fact that the Master Fund is a closed-end fund.  Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment.  No guarantee or representation is made that the investment objective will be met.

The Master Fund’s capital invested in the Investment Funds can be withdrawn on a limited basis.  As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements.

There are a number of other risks to the Master Fund.  Four principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, tax risk, investment strategy risk, and manager risk.  Another potential risk exists if the Master Fund chooses to invest its cash into short-term interest bearing deposit accounts.  Such invested amounts may exceed federally insured limits.  A further discussion of the risks associated with an investment in the Master Fund is provided in the Confidential Private Placement Memorandum and SAI.

11.	Subsequent Events

The Master Fund has evaluated all subsequent events through the date the financial statements were available to be issued, and except as noted below, has determined that no additional disclosures are required.  Effective April 1, 2012 and May 1, 2012, there were no additional capital contributions to the Master Fund.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (unaudited) (continued)

Information regarding each of the Managers and officers of the Master Fund, including their principal occupations during the past five years, is set forth in the chart below, as well as their biographies in the paragraphs following the chart.  The business address of each Manager and officer is c/o Ramius IDF Master Fund LLC, 599 Lexington Avenue, 19th Floor, New York, NY 10022.

NAME, YEAR OF BIRTH AND POSITION WITH THE MASTER FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY MANAGER1	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Disinterested Managers
Stephen C. Roussin (Born in 1963) Manager	Term – Indefinite; Length – Since June, 2011	Campbell & Co., President (June 2011 - present) UBS Wealth Management, Managing Director, Head of Investment Solutions (2004 through 2009)	2	N/A
Jonas B. Siegel (Born in 1943) Manager	Term – Indefinite; Length – Since June, 2011	Retired Granite Capital International Group, L.P., Managing Director, Chief Administrative Officer and Chief Compliance Officer ("CCO") (1994-2011) Granum Series Trust, Vice President, Secretary, Treasurer and CCO (1997-2007) Granum Securities, LLC, President, Chief Administrative Officer and CCO (1997-2007)	2
Independent Trustee
of Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies);
Independent Trustee of Gottex Multi-Alternatives Fund complex (three closed-end investment
companies)

Member of the Board
of Trustees, Trust for
Professional Managers (open-end management
investment company)

Interested Managers
Thomas W. Strauss2 (Born in 1942) Manager	Term – Indefinite; Length – Since June, 2011	CEO and President of Ramius LLC RCG Holdings LLC (f/k/a Ramius LLC), Managing Member (1995 through 2009)	2	N/A

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (unaudited) (continued)

Officers who are not Managers
Vikas Kapoor (Born in 1971) Co-Chief Executive Officer	Term – Indefinite; Length – Since June, 2011	Ramius Alternative Solutions LLC, Managing Director and Head of Portfolio Construction and Risk Management Arden Asset Management, Managing Director	N/A	N/A
Stuart Davies (Born in 1969) Co-Chief Executive Officer	Term – Indefinite; Length – Since June, 2011	Ramius Alternative Solutions LLC, Managing Director and Chief Investment Officer Ivy Asset Management, Managing Director and Global Head of Investments	N/A	N/A
Joseph McLaughlin (Born in 1959) Chief Financial Officer	Term – Indefinite; Length – Since June, 2011	Ramius Alternative Solutions LLC, Director and the Controller and Treasurer	N/A	N/A
Brian Ferko (Born in 1971) Chief Compliance Officer	Term – Indefinite; Length – Since June, 2011	Aberdeen Asset Management Inc, Head Compliance US and Chief Compliance Officer	N/A	N/A

1	The Fund Complex also includes the Feeder Fund.
2	Manager is an "interested person" (as defined by the 1940 Act) of the Master Fund.

The Managers serve for terms of indefinite duration.  A Manager's position in that capacity will terminate if the Manager is removed, resigns or is subject to various disabling events such as death, incapacity or bankruptcy.  A Manager may resign at any time (upon prior written notice to the other Managers), and may be removed either by vote of two-thirds (2/3) of the Managers not subject to the removal vote or by a vote of Members holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all Members.  In the event of any vacancy in the position of a Manager, the remaining Managers may appoint an individual to serve as a Manager so long as immediately after the appointment at least two-thirds (2/3) of the Managers then serving have been elected by Members.  The Board may call a meeting of Members to fill any vacancy in the position of a Manager, and must do so within 60 days after any date on which Managers who were elected by Members cease to constitute a majority of the Managers then serving.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (unaudited) (continued)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-800-SEC-0330 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting of the Board of Managers (the "Board") of Ramius IDF Master Fund LLC (the "Fund") held on June 2, 2011, all of the Managers, including all of the Independent Managers, approved the investment advisory agreement by and between the Fund and Ramius Alternative Solutions LLC, (the "Adviser") (the "Advisory Agreement"), for an initial two year term.

In considering the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services to be rendered to the Fund by the Adviser and proposed fees to be paid by the Fund to the Adviser; (ii) information concerning the individuals who would be responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services to be provided by the Adviser

The Managers reviewed the services that the Adviser would provide to the Fund and reviewed various presentations from the Adviser in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that would be entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services that would be provided to the Fund under the Advisory Agreement, the Adviser and its affiliates would also provide certain administrative and other services necessary for the operation of the Fund. The Board also reviewed the material terms of the Advisory Agreement and the scope of services required to be provided under such agreement.  The Board noted the Adviser's experience in managing funds and accounts with similar strategies to those of the Fund.  The Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and that these services should be of high quality.

(b) Investment performance of the Fund and Adviser

Next, the Managers reviewed the performance of the Adviser.  Since the Fund was newly formed, the Managers did not consider the investment performance of the Fund.  Rather, the Managers considered the performance for investment vehicles managed by the Adviser, with investment programs that are substantially the same as that of the Fund.  The Managers then further discussed the Adviser's expertise in managing registered and unregistered funds and other alternative investment pools. The Managers noted the Adviser's extensive experience employing alternative investment strategies.  Based on the foregoing, the Managers concluded that the Fund would be in a position to benefit from that expertise and receive high quality services.

(c) Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2012 (unaudited) (continued)

The Managers then considered the cost of the services to be provided by the Adviser, and reviewed the fees to be paid pursuant to the Advisory Agreement.  The Managers noted that as proposed, the Fund would pay the Adviser an advisory fee at the annual rate of 0.75%.  The Managers also considered additional information showing a comparison of the proposed advisory fee of the Fund as compared with fees and expenses of other similar funds, as well as fees of other funds and accounts advised or sub-advised by the Adviser and which employ an investment strategy similar to that of the Fund. The Board then discussed the Fund's fee structure further.  The Board noted that the Fund's proposed fee was generally lower than fees charged to other similar funds, including other funds and accounts managed by the Adviser.  Based on its review, the Board concluded that the Fund's advisory fee was reasonable in light of the extent and quality of services that the Fund expects to receive.

The Managers then considered the profits to be realized by the Adviser and its affiliates from their relationship with the Fund, noting that because the Fund was newly formed it was difficult to estimate expected profitability.  The Managers then considered the potential direct and indirect benefits to the Adviser and its affiliates from its relationship with the Fund, including the fees to be paid pursuant to the Advisory Agreement.  Representatives of the Adviser confirmed that they did not expect any significant indirect benefits from its relationship with the Fund.  A discussion ensued regarding the Adviser's expected general level of profitability and the Managers noted the expectation that the profitability level would not be excessive.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale

With regard to economies of scale, the Managers noted that economies of scale are realized when a fund's assets increase significantly.  Because the Fund is newly formed and the eventual aggregate amount of Fund assets is uncertain, the Managers determined that they would revisit this issue after the initial two year term of the Advisory Agreement.

Conclusion

Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including proposed fees and expenses, were fair and reasonable in light of the nature, extent and quality of services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the June 2, 2011 meeting, including all of the Independent Managers, approved the Advisory Agreement for an initial two year term.

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer and principal financial officer.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(e) Not applicable.

(f)
(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(2)	Not applicable.
(3)	Not applicable.

Item 3.  Audit Committee Financial Expert.

(a)
(1)
(i)	The Registrant’s board of managers has determined that the Registrant has an audit committee financial expert serving on its audit committee
(ii)	Not applicable.

(2)	Manager Jonas Siegel has been named the audit committee financial expert and he is “independent” as such term is defined in Item 3 of Form N-CSR.

(3)	Not applicable.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees.
The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

Fiscal year ended March 31, 2012	$15,000

(b)	Audit-Related Fees.

None.

(c)	Tax Fees.
The aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice are as follows:

Fiscal year ended March 31, 2012	$0

(d)	All Other Fees.

None.

(e)
(1)
The Registrant’s audit committee has adopted an Audit Committee Charter (the “Charter”) that requires that the audit committee review the scope and plan of the independent public accountants’ annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.  The Charter does not permit delegation of these responsibilities.

(2)	During fiscal year 2012, 100% of the services provided by the Registrant’s principal accountant described in paragraph (b) – (d) of this Item were pre-approved by the audit committee.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the report to members filed under Item 1 hereto.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

RAMIUS IDF LLC AND RAMIUS IDF MASTER FUND LLC

RAMIUS ALTERNATIVE SOLUTIONS, LLC

PROXY VOTING POLICY AND PROCEDURES

The Firm will accept discretionary authority over a client’s proxy if the Firm has discretionary authority over the client’s advisory account and the advisory contract does not expressly state that the Firm will not be voting proxies or the client does not retain voting authority.

The Firm may utilize a third party service provider for proxy voting matters.  Designated supervisor(s) (“voting officer(s)”) have been delegated the authority for monitoring proxy actions, making voting decisions in accordance with these policies, and ensuring that proxies are submitted in a timely manner.  The applicable voting officer will also be responsible for ensuring that clients’ requests for these proxy voting policies and procedures and/or their voting information is responded to effectively within a prompt time period.

In voting proxies, the Firm will vote strictly in accordance with the best interests of the beneficiaries and in light of the purposes for which each individual account was created.  The Firm will generally support the management nominees of the issuer, because the company knows the individuals best to lead it.  In addition, proxies will generally be voted along management's guidelines as indicated on the proxy.  The review of long-term and short-term advantages will be weighed when making these decisions.

Support will be given for proposals that support shareholder rights and increase management accountability to the shareholders without sacrificing management’s flexibility.

In some situations, the Firm expects that proxies could request the Firm to vote in favor of measures that reduce the rights, powers and authority, and/or increase the duties and obligations, associated with the security in question.  However, the Firm still anticipates voting proxies in favor of management despite any reduction in rights, powers and authority, and/or increase the duties and obligations if (a) the Firm reasonably believes that continuing to hold such security has a reasonable probability of conferring client benefits outweighs the adverse affect on the client of such proxy request; and (b) the approval of such proxy would not result in the Firm violating applicable investment objectives, policies or restrictions.

Unless a proxy is passed on to an authorized voter, the Firm will record the date proxies are voted, and those not voted will be specified with the underlying reason.  Each item to be voted on should be voted separately and individually, not voted in blank.  The proxy must be dated and signed in the Firm’s name and the capacity in which it serves should be on the proxy, plus the voting officer's name and title.  The applicable voting officer is responsible for ensuring that the following proxy records are maintained for five (5) years, the first two in an appropriate office of the Firm:

1.	Records of proxy statements received regarding client securities;
2.	Records of each vote cast by the Firm on behalf of a client;
3.	Copies of any document created by the Firm that was material to making a decision on voting clients’ securities;
4.	Records of all communications received and internal documents created that were material to the voting decision; and
5.	Each written client request for proxy voting information and the Firm’s written response to such client request (written or oral) for proxy voting information.
6.	Documentation noting the rationale behind each proxy vote decision made.

If the Firm utilizes a third–party, service provider for proxy voting, the Firm will rely on the provider to maintain proxy statements and records of proxy votes cast.  The Firm will obtain an undertaking from the third party to provide a copy of the documents promptly upon request.

The applicable voting officer shall be responsible for determining whether a proxy raises a conflict of interest with respect to the Firm.  The voting officer will determine, based on a review of the issues raised by the conflict of interest, the nature of the potential conflict and, most importantly, given the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled.

The Firm is aware of the following potential conflicts that could exist:

•	The Firm receives increased compensation as a result of the proxy vote due to increased or additional fees or other charges to be paid by the client.

•
The Firm retains an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer subject to a proxy.  This type of relationship may influence the Firm to vote with management on proxies to gain favor with management.

•
The Firm retains a client or investor, or is in the process of retaining a client or investor that is an officer or director of an issuer that is held in a client’s portfolio.  The similar conflicts of interest exist in this relationship as discussed above.

•
The Firm’s employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.  For example, the spouse of a Firm employee may be a high-level executive of an issuer that is held in a client’s portfolio.  The spouse could attempt to influence the Firm to vote in favor of management.

•
The Firm or an employee personally owns a significant number of an issuer’s securities that are also held in a client’s portfolio. For any number of reasons, an employee may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy.  The employee could oppose voting the proxies according to the policy and successfully influence the Firm to vote proxies in contradiction to the policy.

The Firm realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its employees to notify the Firm’s Chief Compliance Officer and applicable voting officer of any material conflict that may impair the Firm’s ability to vote proxies in an objective manner.

The applicable voting officer will perform one of the following duties as a result:

1.	Vote the proxy in accordance with the Firm’s proxy policies;
2.	Disclose the conflict to the client(s), providing sufficient information regarding the matter and the nature of the Firm’s conflict, and obtaining consent before voting;
3.	Employ an outside service provider to advise in the voting of the proxy;
4.	Employ an outside service provider to vote the proxy on behalf of the Firm and its clients; or
5.	Decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

The applicable voting officer will document all instances where a proxy involved a conflict of interest, including the nature and the circumstances of the conflict, the steps taken by the Firm to resolve the conflict of interest, and the vote(s) as a result.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)

(1) Portfolio Management:  The day-to-day management of the Master Fund's portfolio, subject to such policies as may be adopted by the board of managers of the Master Fund, will be the responsibility of the Adviser's Investment Management Committee (the "Portfolio Manager"), which is made up of the following individuals: Thomas W. Strauss, Stuart Davies and Vikas Kapoor.

Thomas W. Strauss, the Chief Executive Officer and President of Ramius LLC, serves as principal manager of the Board of Managers (the "Principal Manager").  Mr. Strauss has been an Interested Manager of Ramius IDF Master Fund LLC since June, 2011.  Prior to that Mr. Strauss was Managing Member of RCG Holdings LLC (f/k/a Ramius LLC from 1995 through 2009.

Stuart Davies, the Co-Chief Executive Officer, has been an Officer of Ramius IDF Master Fund LLC since June, 2011.  Mr. Davies is Managing Director and Chief Investment Officer of Ramius Alternative Solutions LLC.  Prior to that Mr. Davies was Managing Director and Global Head of Investments with Ivy Asset Management.

Vikas Kapoor, the Co-Chief Executive Officer, has been an Officer of Ramius IDF Master Fund LLC since June, 2011.  Mr. Kapoor is Managing Director and Head of Portfolio Construction and Risk Management of Ramius Alternative Solutions LLC.  Prior to that Mr. Kapoor was Managing Director with Arden Asset Management.

(2) The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2012.

Registered Investment Companies Managed by the Portfolio Manager		Pooled Investment Vehicles Managed by the Portfolio Manager		Other Accounts Managed by the Portfolio Manager
Number	Total Assets	Number	Total Assets	Number	Total Assets
3	$132,580,502	18	$319,951,872	16	$2,094,044,091

Registered Investment Companies Managed by the Portfolio Manager		Pooled Investment Vehicles Managed by the Portfolio Manager		Other Accounts Managed by the Portfolio Manager
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
0	$0	8	$240,812,258	5	$1,176,975,916

The Adviser and its affiliates and their members, partners, officers and employees carry on substantial investment activities for their own accounts and for other registered investment companies, private investment funds, institutions and individual clients (collectively, the "Clients"). Neither the Company nor the Master Fund has any interest in these activities.  The Adviser and its officers will be engaged in substantial activities other than on behalf of the Company and may have conflicts of interest in allocating their time and activity between the Company and such other activities. The Adviser and its officers and employees will devote so much time to the affairs of the Company and the Master Fund as in their judgment is necessary and appropriate.

(3) The Portfolio Manager members' compensation is a combination of a fixed salary and a discretionary bonus.  The Adviser pays its portfolio managers' compensation in cash and a portion in Cowen stock. The discretionary bonus is not tied entirely to the performance or the value of assets of any funds managed by the Adviser.  The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the company and the Adviser, execution of managerial responsibilities, quality of client interactions and teamwork support.  As part of their compensation, portfolio managers also have 401k plans that enable employees to direct a percentage of their pre-tax salary and bonus into a tax-qualified retirement plan.

(4) The following table sets forth the dollar range of interests beneficially owned by the portfolio managers as of March 31, 2012.

Portfolio Manager	Dollar Range
Thomas W. Strauss	$100,001-$500,000
Stuart Davies	$0
Vikas Kapoor	$100,001-$500,000

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)
(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2)	Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ramius IDF LLC

By (Signature	/s/ Thomas W. Strauss
and Title)	Thomas W. Strauss
Principal Executive Officer
Date	June 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Thomas W. Strauss
and Title)	Thomas W. Strauss
Principal Executive Officer
Date	June 8, 2012

By (Signature	/s/ Joe McLaughlin
and Title)	Joe McLaughlin
Principal Financial Officer
Date	June 8, 2012